SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of reportable segments

	For the six months ended June 30, 2026
By Business Unit	Investment holding	IT	Total

Revenue	$–	$2,977	$2,977
Cost of revenue	–	(2,350)	(2,350)
Gross profit	–	627	627
Other income	–	58,524	58,524
General and administrative expenses	(16,545)	(147,466)	(164,011)
Net loss before taxation	(16,545)	(88,315)	(104,860)

Total assets	$–	$31,122	$31,122

	For the six months ended June 30, 2025
By Business Unit	Investment holding	IT	Total

Revenue	$–	$5,977	$5,977
Cost of revenue	–	(303,987)	(303,987)
Gross loss	–	(298,010)	(298,010)
Other income	–	4,039	4,039
Research and development expenses	–	(18,146)	(18,146)
General and administrative expenses	(56,222)	(143,798)	(200,020)
Net loss before taxation	(56,222)	(455,915)	(512,137)

Total assets	$–	$253,886	$253,886

	For the six months ended June 30, 2026
By Country	British Virgin Islands	Bangladesh	Malaysia	Total

Revenue	$–	–	$2,977	$2,977
Cost of revenue	–	–	(2,350)	(2,350)
Depreciation	–	–	(98)	(98)
Net loss before taxation	(16,545)	(9)	(88,306)	(104,860)

Total assets	$–	$2,385	$28,737	$31,122

	For the six months ended June 30, 2025
By Country	British Virgin Islands	Bangladesh	Malaysia	Total

Revenue	$–	–	$5,977	$5,977
Cost of revenue	–	–	(303,987)	(303,987)
Depreciation	–	–	(5,636)	(5,636)
Net loss before taxation	(56,222)	(1)	(455,914)	(512,137)

Total assets	$–	$2,486	$251,400	$253,886